DEBT - Schedule of Outstanding Gross Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 143,328
2026	71,902
2027	72,371
2028	72,892
2029 and thereafter	961,196
Total	1,321,689	$ 1,066,647
Deferred finance charges	(15,814)	(5,563)
Total	$ 1,305,875	$ 1,061,084